Subsequent Events	1 Months Ended	6 Months Ended
	Apr. 12, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to July 15, 2021, the date that the financial statements were issued. Based upon this review, management did not identify any additional subsequent events other than noted below that would have required adjustment or disclosure in the financial statements.

On April 20, 2021, the Company entered a noninterest bearing promissory note with Abri Ventures I, Inc. (its Sponsor) for principal amount up to $300,000. The note is payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummates an initial public offering of its securities. (see Note 5).

NOTE 10 — SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.